AUDIT INFORMATION	12 Months Ended
Jun. 30, 2026
Auditor Information [Abstract]
Auditor Firm ID	1368
Auditor Name	BDO South Africa Incorporated
Auditor Location	Johannesburg, Republic of South Africa